Business Combination (Details) - Schedule of fair value of the identifiable assets acquired and liabilities - Jun. 30, 2022	CNY (¥)	USD ($)
Schedule Of Fair Value Of The Identifiable Assets Acquired And Liabilities Abstract
Cash	¥ 161,638	$ 25,335
Other current assets	1,701,734	266,815
Current liabilities	(1,863,372)	(292,150)
Total consideration